Goodwill and Other Intangible Assets - Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015
Acquired Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2015	$ 16.7
2016	22.2
2017	22.1
2018	22.1
2019	22.1
Integrated Software System [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2015	1.6
2016	$ 0.7